Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	June 30,
	2013	2012
Deferred tax assets:
NOL carryover	$5,250,749	$4,801,737
Stock compensation	86,200	86,200
Sub-total	5,336,949	4,887,937
Deferred tax liabilities:
Valuation allowance	(5,336,949)	(4,887,937)
Total	$-	$-